Summary of Significant Accounting Policies (Details) - Schedule of Disaggregates its Revenue from Contracts - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Schedule of Disaggregates its Revenue from Contracts [Abstract]
Sale of goods			$ 1,920,280	$ 1,785,507
Services			165,034	294,102
Total	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,609